Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other operating expenses [abstract]
Other operating expenses

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Cost related to lease of investment properties	(19,367)	(16,199)	(15,625)
Others	(13,181)	(5,726)	(9,061)

	(32,548)	(21,925)	(24,686)